Related Party Transactions	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship with the Group
a	Baiming Yu	COO, Director and a significant shareholder of the Group
b	Liwei Zhang	A significant shareholder of the Group and the spouse of Baiming Yu
c	Huiyu Chuanggu (Hangzhou) Equity Investment Fund Co., Ltd. (“Huiyu Chuanggu”)	Shuang Wu acted as the executive director and owned 30% equity interests of this related party
d	Shuang Wu	CEO, Director, and Chairman of the Board of Directors
e	Hangzhou Shuige Technology Co., Ltd (“Hangzhou Shuige”)	55% equity interests owned by Baiming Yu
f	Hangzhou Qingniu Medical Instrument Co., Ltd (“Hangzhou Qingniu”)	Owned by immediate family member of Baiming Yu
g	Hangzhou Xiaoshan Ance Building Materials Firm (“Xiaoshan Ance”)	Owned by Liwei Zhang
h	Ming Zhao	The Supervisor of Shanghai Saitumofei
i	Qijia Yu	Immediate family member of Baiming Yu

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Hangzhou Qingniu(1)	$840,535	$855,618
Huiyu Chuanggu(2)	297,549	—
Baiming Yu(1)	159,232	—
Hangzhou Shuige(1)	79,926	421,092
Shuang Wu(3)	—	1,424,989
Qijia Yu(4)	—	5,437
Total	$1,377,242	$2,707,136

(1)	The balance represents an interest-free loan to the related party, which is repayable on demand, and includes minor sales transactions. The outstanding loan to Baiming Yu was fully repaid on July 21, 2025.

(2)	The balance represents the advance payment made by the Group to Huiyu Chuanggu for its management consulting service fee.

(3)	The balance represents advances made to the related party for the Group’s daily operational purposes, and reimbursement from the related party for the Group’s operational expenses.

(4)	The balance represents advances made to the related party for the Group’s daily operational purposes, and reimbursement from the related parties for the Group’s operational expenses.

Amounts due to related parties

Amounts due to related parties consisted of the following for the periods indicated:

	As March 31, 2025	As of September 30, 2024
	(Unaudited)
Xiaoshan Ance(1)	$137,804	$142,499
Ming Zhao(3)	4,068	4,207
Huiyu Chuanggu(2)	—	1,064,916
Baiming Yu(3)	—	5,820
Total	$141,872	$1,217,442

(1)	The balance represents interest-free loans from the related party, which are due on demand.

(2)	The balance represents the payment on behalf of the Group for its daily operations and the IPO costs, including legal fees and accounting fees.

(3)	The balance represents an advance from this related party for the Group’s daily operations, which is interest-free and has no fixed repayment term.

Related party transactions

	For the six months ended March 31,
Nature	2025 (Unaudited)	2024 (Unaudited)
Loan to Hangzhou Shuige(1)	$107,872	$—
Repayment from Hangzhou Shuige(1)	436,336	—
Loan from Hangzhou Shuige(2)	—	416,297
Repayment to Hangzhou Shuige(2)	—	425,318
Loan to Liwei Zhang(3)	—	277,531
Repayment from Liwei Zhang(3)	—	288,854
Repayment from Baiming Yu(4)	—	691,872
Loan from Baiming Yu(2)	—	9,372
Loan to Baiming Yu(1)	161,853	—
Sales to Baiming Yu(5)	3,184	—
Sales to Hangzhou Qingniu(5)	34,708	233,109
Loan to Hangzhou Qingniu(1)	74,681	2,708,432
Repayment from Hangzhou Qingniu(1&5)	98,490	4,023,255
Purchase from Hangzhou Qingniu(6)	2,254	24,236
Loan to Shuang Wu(1)	628,294	—
Repayment from Shuang Wu(7)	2,011,267	769,039
Reimbursement from Shuang Wu(7)	—	17,681
Loan from Shuang Wu(2)	380,863	—
Repayment to Shuang Wu(2)	364,329	—
Advance to Huiyu Chuanggu(7)	782,654	447,796
Reimbursement from Huiyu Chuanggu(7)	—	1,704,757
Management service fee to Huiyu Chuanggu(8)	484,040	—
Repayment to Huiyu Chuanggu for IPO costs paid on behalf of the Group (2)	1,033,517	—
Advance to Qijia Yu(4)	2,074	1,388
Reimbursement from Qijia Yu(4)	492	69
Loan to Hangzhou Qingniu(1)

(1)	These consisted of the Group’s interest-free loans, which are due on demand, to the related parties for their daily operations and repayment from the related parties.

(2)	These consisted of the Group’s interest-free loans, which are due on demand, from the related parties for the Group’s daily operations or a portion of the IPO costs, including legal fees and accounting fees, and repayment to the related parties.
(3)	This consisted of the Group’s interest-free loan, which is due on demand, to this related party and repayment from this related party.

(4)	This consisted of the advances, which are interest-free and due on demand, made to the related parties for the Group’s daily operational purposes, and repayment and reimbursement from the related parties.

(5)	These consisted of the receivables for selling medical consumables to the related parties and repayment from the related parties.

(6)	This consisted of the payable for purchase of materials from the related party.

(7)	These include: (i) repayments of borrowings from related parties for the Group’s daily operations; and (ii) prepayments for management services of financial administration, financial statement analysis, and financial planning advice.

(8)	This represented management service fee charged by the related party.